Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 6,917	$ 7,975	$ 7,255	$ 9,384
Provision for credit losses	351	(37)	450	(101)
Write-offs, net of recoveries	(334)	(285)	(910)	(1,197)
Foreign exchange disposals and other adjustments	(13)	63	126	(370)
Allowance account for credit losses of financial assets, Balance at end of period	6,921	7,716	6,921	7,716
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,076	6,999	6,390	8,290
Allowance account for credit losses of financial assets, Balance at end of period	6,040	6,811	6,040	6,811
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,910	7,969	7,246	9,377
Provision for credit losses	352	(37)	453	(99)
Write-offs, net of recoveries	(334)	(285)	(910)	(1,197)
Foreign exchange disposals and other adjustments	(13)	63	126	(371)
Allowance account for credit losses of financial assets, Balance at end of period	6,915	7,710	6,915	7,710
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7	6	9	7
Provision for credit losses	(1)		(3)	(2)
Foreign exchange disposals and other adjustments				1
Allowance account for credit losses of financial assets, Balance at end of period	6	6	6	6
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	2	2	2
Provision for credit losses	1
Allowance account for credit losses of financial assets, Balance at end of period	2	2	2	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6	4	7	5
Provision for credit losses	(2)		(3)	(2)
Foreign exchange disposals and other adjustments				1
Allowance account for credit losses of financial assets, Balance at end of period	4	4	4	4
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,076	6,998	6,390	8,289
Allowance account for credit losses of financial assets, Balance at end of period	6,040	6,811	6,040	6,811
Allowance for credit losses on loans at FVOCI [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period		1		1
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	834	970	856	1,087
Allowance account for credit losses of financial assets, Balance at end of period	875	899	875	899
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	255	245	261	302
Provision for credit losses	3	29	(5)	(14)
Write-offs, net of recoveries	(1)	(1)	(1)	(8)
Foreign exchange disposals and other adjustments			2	(7)
Allowance account for credit losses of financial assets, Balance at end of period	257	273	257	273
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,595	1,816	1,649	2,112
Provision for credit losses	111	(33)	276	70
Write-offs, net of recoveries	(134)	(101)	(375)	(426)
Foreign exchange disposals and other adjustments	(2)	14	20	(60)
Allowance account for credit losses of financial assets, Balance at end of period	1,570	1,696	1,570	1,696
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,213	2,563	2,314	3,184
Provision for credit losses	193	18	344	(29)
Write-offs, net of recoveries	(177)	(161)	(484)	(575)
Foreign exchange disposals and other adjustments	(5)	25	50	(135)
Allowance account for credit losses of financial assets, Balance at end of period	2,224	2,445	2,224	2,445
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,847	3,345	3,022	3,779
Provision for credit losses	45	(51)	(162)	(126)
Write-offs, net of recoveries	(22)	(22)	(50)	(188)
Foreign exchange disposals and other adjustments	(6)	24	54	(169)
Allowance account for credit losses of financial assets, Balance at end of period	$ 2,864	$ 3,296	$ 2,864	$ 3,296